Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue:
Health care premiums	$ 49,562,200,000		$ 39,659,700,000		$ 28,872,000,000
Other premiums	2,186,300,000		2,077,900,000		1,902,000,000
Group annuity contract conversion premium	0	[1]	99,000,000	[1]	941,400,000	[1]
Fees and other revenue	5,228,400,000	[2]	4,550,500,000	[2]	3,853,500,000	[2]
Net investment income	945,900,000		916,300,000		922,200,000
Net realized capital gains (losses)	80,400,000		(8,800,000)		108,700,000
Total revenue	58,003,200,000		47,294,600,000		36,599,800,000
Benefits and expenses:
Health care costs	40,746,700,000	[3]	32,896,000,000	[3]	23,728,900,000	[3]
Current and future benefits	2,165,000,000		2,251,400,000		2,010,100,000
Benefit expense on group annuity contract conversion	0		99,000,000		941,400,000
Operating expenses:
Selling expenses	1,653,000,000		1,348,600,000		1,105,500,000
General and administrative expenses	9,184,700,000	[4]	7,296,800,000	[4]	5,770,900,000	[4]
Total operating expenses	10,837,700,000		8,645,400,000		6,876,400,000
Interest expense	329,300,000		333,700,000		268,800,000
Amortization of other acquired intangible assets	243,400,000		214,600,000		142,000,000
Loss on early extinguishment of long-term debt	181,200,000		0		84,900,000
Reduction of reserve for anticipated future losses on discontinued products	0		(86,000,000)		0
Total benefits and expenses	54,503,300,000		44,354,100,000		34,052,500,000
Income before income taxes	3,499,900,000		2,940,500,000		2,547,300,000
Income taxes	1,454,700,000		1,028,600,000		887,500,000
Net income including non-controlling interests	2,045,200,000		1,911,900,000		1,659,800,000
Less: Net income (loss) attributable to non-controlling interests	4,400,000		(1,700,000)		1,900,000
Net income attributable to the parent	2,040,800,000		1,913,600,000		1,657,900,000
Earnings per common share:
Basic	$ 5.74		$ 5.38		$ 4.87
Diluted	$ 5.68		$ 5.33		$ 4.81
Administrative Services Contract Member Co Payments And Plan Sponsor Reimbursements	102,000,000		86,000,000		79,000,000
Pharmaceutical And Processing Costs	1,300,000,000		1,100,000,000		1,200,000,000
Insured Member Co Payments	$ 107,000,000		$ 110,000,000		$ 127,000,000

[1]	In 2013 and 2012, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.
[2]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $102 million, $86 million and $79 million (net of pharmaceutical and processing costs of $1.3 billion, $1.1 billion and $1.2 billion) for 2014, 2013 and 2012, respectively.
[3]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $107 million, $110 million and $127 million for 2014, 2013 and 2012, respectively.
[4]	In 2014, includes: a non-cash settlement charge incurred in connection with the Aetna Pension Plan of $111.6 million; transaction and integration-related costs of $200.7 million and a release of a litigation-related reserve of $103.0 million. In 2013, includes: transaction, integration-related and restructuring costs of $314.6 million and a reduction of expenses related to reversal of an allowance on a reinsurance recoverable of $42.2 million. In 2012, includes: a litigation-related charge of $120.0 million, transaction and integration-related costs of $16.2 million and a severance and facilities charge of $37.0 million.